Performance Management - DWS Global Income Builder Fund	Feb. 25, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to market performance as measured by one or more indexes. The fund’s average annual total returns are compared to two broad-based securities market indexes and may also be compared to a more narrowly based index that the Advisor believes more closely aligns with the fund’s investment strategy. Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.
Performance Past Does Not Indicate Future [Text]	 Past performance may not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to market performance as measured by one or more indexes. The fund’s average annual total returns are compared to two broad-based securities market indexes and may also be compared to a more narrowly based index that the Advisor believes more closely aligns with the fund’s investment strategy.
Performance Additional Market Index [Text]	The MSCI ACWI Index and the Bloomberg U.S. Universal Index are broad-based indices that represent the Fund's overall equity and debt markets, respectively. The Blended Index is a more narrowly based index that the Advisor believes more closely aligns with the fund’s investment strategy.
Bar Chart Narrative [Text Block]	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Closing [Text Block]	ReturnsPeriod endingBest Quarter11.30%June 30, 2020Worst Quarter-15.57%March 31, 2020
Performance Table Heading	Average Annual Total Returns <br/>(For periods ended 12/31/2025 expressed as a %)
Performance Table Narrative	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Uses Highest Federal Rate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Closing [Text Block]	Blended Index consists of an equally weighted blend of 60% MSCI ACWI Index and 40% Bloomberg U.S. Universal Index. The MSCI ACWI Index and the Bloomberg U.S. Universal Index are broad-based indices that represent the Fund's overall equity and debt markets, respectively. The Blended Index is a more narrowly based index that the Advisor believes more closely aligns with the fund’s investment strategy.
Performance Availability Website Address [Text]	dws.com
Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.57%)
Lowest Quarterly Return, Date	Mar. 31, 2020